Other Current assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Assets [Abstract]
Other Current Assets
	December 31,
	2015	2016
Inventories	$3,531	$3,446
Insurance claims (Note 15)	941	1,071
Other	542	29

Other current assets	$5,014	$4,546